Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 1,942	€ 1,418	€ 1,669
Basic weighted average number of shares in issue (million) (in shares)	456,000,000	460,000,000	459,000,000
Effect of dilutive potential shares (million) (in shares)	0	1,000,000	0
Diluted weighted average number of shares in issue (million) (in shares)	456,000,000	461,000,000	459,000,000
Basic earnings per share (in EUR per share)	€ 4.26	€ 3.08	€ 3.64
Diluted earnings per share (in EUR per share)	€ 4.26	€ 3.08	€ 3.63
Number of shares issued and fully paid (in shares)	449,086,551	460,947,057	459,200,818
Number of treasury shares held (in shares)	440,588	92,564	0
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0	0